ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	June 30, 2024	December 31, 2023
Accounts receivable	$2,339,830	$2,532,551